UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Overlay Shares Core Bond ETF
OVB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Core Bond ETF	$80	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Core Bond ETF outperformed the Bloomberg US Aggregate Bond Index, gaining 10.33% on an NAV basis compared to 7.30% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	10.33	1.09
Overlay Shares Core Bond ETF Market	10.26	1.09
Bloomberg US Aggregate Bond Index	7.30	0.07
Visit https://lsfunds.com/ovb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Core Bond ETF	PAGE 1	TSR-AR-53656F862

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$48,838,103
Number of Holdings	10
Net Advisory Fee	$348,916
Portfolio Turnover	11%
30-Day SEC Yield	2.70%
Distribution Yield	5.23%
Visit https://lsfunds.com/ovb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovb
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Core Bond ETF	PAGE 2	TSR-AR-53656F862

Overlay Shares Foreign Equity ETF
OVF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Foreign Equity ETF	$84	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2024, the Fund outperformed its benchmark, the MSCI All Country World Index ex US, gaining 21.15% on an NAV basis compared to 18.21% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	21.15	5.19
Overlay Shares Foreign Equity ETF Market	20.90	5.17
MSCI AC WORLD INDEX ex USA Net (USD)	18.21	7.13
Visit https://lsfunds.com/ovf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Foreign Equity ETF	PAGE 1	TSR-AR-53656F870

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$18,620,033
Number of Holdings	11
Net Advisory Fee	$124,635
Portfolio Turnover	12%
30-Day SEC Yield	2.23%
Distribution Yield	4.27%
Visit https://lsfunds.com/ovf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
iShares Core MSCI EAFE ETF	80.2%
iShares Core MSCI Emerging Markets ETF	19.4%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovf
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Foreign Equity ETF	PAGE 2	TSR-AR-53656F870

Overlay Shares Hedged Large Cap Equity ETF
OVLH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Hedged Large Cap Equity ETF	$90	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024,  the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 19.37% on an NAV basis compared to 27.14% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	19.37	8.67
Overlay Shares Hedged Large Cap Equity ETF Market	19.33	8.68
S&P 500 Index TR	27.14	13.31
Visit https://lsfunds.com/ovlh for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 1	TSR-AR-53656F581

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,858,726
Number of Holdings	7
Net Advisory Fee	$415,582
Portfolio Turnover	21%
30-Day SEC Yield	0.60%
Distribution Yield	0.73%
Visit https://lsfunds.com/ovlh for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	97.4%
S&P 500 Index Option	2.4%
First American Government Obligations Fund	0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovlh
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 2	TSR-AR-53656F581

Overlay Shares Large Cap Equity ETF
OVL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Large Cap Equity ETF	$87	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Large Cap Equity ETF outperformed the S&P 500 Index TR, gaining 30.25% on an NAV basis compared to 27.14% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	30.25	16.60
Overlay Shares Large Cap Equity ETF Market	30.24	16.61
S&P 500 Index TR	27.14	15.76
Visit https://lsfunds.com/ovl for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Large Cap Equity ETF	PAGE 1	TSR-AR-53656F805

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$181,317,382
Number of Holdings	10
Net Advisory Fee	$1,120,947
Portfolio Turnover	11%
30-Day SEC Yield	0.61%
Distribution Yield	2.91%
Visit https://lsfunds.com/ovl for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	99.7%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovl
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Large Cap Equity ETF	PAGE 2	TSR-AR-53656F805

Overlay Shares Municipal Bond ETF
OVM (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Municipal Bond ETF	$79	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Municipal Bond ETF outperformed the Bloomberg Municipal Bond Index, gaining 8.05% on an NAV basis compared to 6.09% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	8.05	2.17
Overlay Shares Municipal Bond ETF Market	8.12	2.18
Bloomberg U.S. Aggregate Bond Index	7.30	0.07
Bloomberg Municipal Bond Index	6.09	1.21
Visit https://lsfunds.com/ovm for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Municipal Bond ETF	PAGE 1	TSR-AR-53656F854

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$22,910,572
Number of Holdings	10
Net Advisory Fee	$134,662
Portfolio Turnover	12%
30-Day SEC Yield	1.91%
Distribution Yield	4.68%
Visit https://lsfunds.com/ovm for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
iShares National Muni Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovm
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Municipal Bond ETF	PAGE 2	TSR-AR-53656F854

Overlay Shares Short Term Bond ETF
OVT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Short Term Bond ETF	$80	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2024, the Overlay Shares Short Term Bond ETF outperformed the Bloomberg US Corporate 1-5 Years Index, gaining 11.23% on an NAV basis compared to 8.02% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	11.23	1.80
Overlay Shares Short Term Bond ETF Market	11.28	1.79
Bloomberg U.S. Aggregate Bond Index	7.30	-1.69
Bloomberg U.S. Corporate 1-5 years Index	8.02	1.13
Visit https://lsfunds.com/ovt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Short Term Bond ETF	PAGE 1	TSR-AR-53656F573

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$43,586,060
Number of Holdings	10
Net Advisory Fee	$411,444
Portfolio Turnover	13%
30-Day SEC Yield	2.89%
Distribution Yield	5.67%
Visit https://lsfunds.com/ovt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Vanguard Short-Term Corporate Bond ETF	99.6%
First American Government Obligations Fund	0.1%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovt
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Short Term Bond ETF	PAGE 2	TSR-AR-53656F573

Overlay Shares Small Cap Equity ETF
OVS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overlay Shares Small Cap Equity ETF	$85	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2024, the Overlay Shares Small Cap Equity ETF outperformed the S&P 600 Small Cap TR Index, gaining 20.16% on an NAV basis compared to 17.31% for the Index. The main driver of outperformance came from the Overlay which delivered a gross contribution to the Fund of just over 4%. The Overlay performed above expectations despite a meaningful equity pullback in late 2023 and a major volatility shock at the beginning of August 2024. Outside of these volatile periods, overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and interest expense were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	20.16	10.97
Overlay Shares Small Cap Equity ETF Market	20.10	10.97
S&P 500 Index TR	27.14	15.76
S&P SmallCap 600 Index TR	17.31	10.19
Visit https://lsfunds.com/ovs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Overlay Shares Small Cap Equity ETF	PAGE 1	TSR-AR-53656F888

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$12,182,404
Number of Holdings	10
Net Advisory Fee	$72,137
Portfolio Turnover	9%
30-Day SEC Yield	0.57%
Distribution Yield	3.02%
Visit https://lsfunds.com/ovs for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
iShares Core S&P Small-Cap ETF	99.6%
First American Government Obligations Fund	0.0%
S&P 500 Index Option	-0.2%
MANAGED DISTRIBUTION
The Fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovs
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Small Cap Equity ETF	PAGE 2	TSR-AR-53656F888

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$93,450	$87,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$22,750	$21,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Overlay Shares ETFs
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Small Cap Equity ETF (OVS)
Core Financial Statements
August 31, 2024

Overlay Shares Core Bond ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
iShares Core U.S. Aggregate Bond ETF(a)(b)	485,329	$48,654,232
TOTAL EXCHANGE TRADED FUNDS (Cost $54,920,187)		48,654,232

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.3%(c)
Put Options - 0.3%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,550.00	$11,861,640	21	21,630
Expiration: 09/10/2024; Exercise Price: $5,525.00	11,861,640	21	18,795
Expiration: 09/11/2024; Exercise Price: $5,550.00	12,426,480	22	35,640
Expiration: 09/12/2024; Exercise Price: $5,550.00	12,426,480	22	40,150
Total Put Options			116,215
TOTAL PURCHASED OPTIONS (Cost $205,274)			116,215

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22%(d)	45,081	$45,081
TOTAL SHORT-TERM INVESTMENTS (Cost $45,081)		45,081
TOTAL INVESTMENTS - 100.0% (Cost $55,170,542)		$48,815,528
Other Assets in Excess of Liabilities - 0.0%(e)		22,575
TOTAL NET ASSETS - 100.0%		$48,838,103

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $42,981,586.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Overlay Shares Core Bond ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(11,861,640)	(21)	$(43,155)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(11,861,640)	(21)	(34,965)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(12,426,480)	(22)	(60,280)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(12,426,480)	(22)	(65,010)
Total Put Options			(203,410)
TOTAL WRITTEN OPTIONS (Premiums received $326,305)			$(203,410)

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$48,654,232	$ —	$ —	$48,654,232
Purchased Options	—	116,215	—	116,215
Money Market Funds	45,081	—	—	45,081
Total Investments	$48,699,313	$116,215	$—	$48,815,528
Liabilities:
Investments:
Written Options	$—	$(203,410)	$—	$(203,410)
Total Investments	$—	$(203,410)	$—	$(203,410)

The accompanying notes are an integral part of these financial statements.

2

Overlay Shares Foreign Equity ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
iShares Core MSCI EAFE ETF(b)	193,474	$14,934,258
iShares Core MSCI Emerging Markets ETF(a)	66,465	3,619,684
TOTAL EXCHANGE TRADED FUNDS (Cost $16,117,902)		18,553,942

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,550.00	$4,518,720	8	8,240
Expiration: 09/10/2024; Exercise Price: $5,525.00	5,083,560	9	8,055
Expiration: 09/11/2024; Exercise Price: $5,550.00	4,518,720	8	12,960
Expiration: 09/12/2024; Exercise Price: $5,550.00	4,518,720	8	14,600
Total Put Options			43,855
TOTAL PURCHASED OPTIONS (Cost $79,787)			43,855

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22%(d)	9,889	$9,889
TOTAL SHORT-TERM INVESTMENTS (Cost $9,889)		9,889
TOTAL INVESTMENTS - 99.9% (Cost $16,207,578)		$18,607,686
Other Assets in Excess of Liabilities - 0.1%		12,347
TOTAL NET ASSETS - 100.0%		$18,620,033

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $2,886,707.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

3

Overlay Shares Foreign Equity ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(4,518,720)	(8)	$(16,440)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(5,083,560)	(9)	(14,985)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(4,518,720)	(8)	(21,920)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(4,518,720)	(8)	(23,640)
Total Put Options			(76,985)
TOTAL WRITTEN OPTIONS (Premiums received $126,404)			$(76,985)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$18,553,942	$ —	$ —	$18,553,942
Purchased Options	—	43,855	—	43,855
Money Market Funds	9,889	—	—	9,889
Total Investments	$18,563,831	$43,855	$—	$18,607,686
Liabilities:
Investments:
Written Options	$—	$(76,985)	$—	$(76,985)
Total Investments	$—	$(76,985)	$—	$(76,985)

The accompanying notes are an integral part of these financial statements.

4

Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 97.4%
Vanguard S&P 500 ETF(a)	43,002	$22,276,756
TOTAL EXCHANGE TRADED FUNDS (Cost $19,370,593)		22,276,756

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.4%(b)
Put Options - 2.4%
CBOE S&P 500 Index
Expiration: 12/20/2024; Exercise Price: $5,300.00	$5,648,400	10	66,550
Expiration: 01/17/2025; Exercise Price: $5,300.00	5,648,400	10	77,950
Expiration: 03/21/2025; Exercise Price: $5,300.00	5,648,400	10	107,850
Expiration: 06/20/2025; Exercise Price: $5,300.00	5,648,400	10	145,300
Expiration: 12/19/2025; Exercise Price: $5,000.00	5,648,400	10	155,600
Total Put Options			553,250
TOTAL PURCHASED OPTIONS (Cost $590,612)			553,250

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.22%(c)	38,873	$38,873
TOTAL SHORT-TERM INVESTMENTS (Cost $38,873)		38,873
TOTAL INVESTMENTS - 100.0% (Cost $20,000,078)		$22,868,879
Liabilities in Excess of Other Assets - (0.0)%(d)		(10,153)
TOTAL NET ASSETS - 100.0%		$22,858,726

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(d)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$22,276,756	$ —	$ —	$22,276,756
Purchased Options	—	553,250	—	553,250
Money Market Funds	38,873	—	—	38,873
Total Investments	$22,315,629	$553,250	$—	$22,868,879

The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Large Cap Equity ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
Vanguard S&P 500 ETF(a)(b)	348,761	$180,672,148
TOTAL EXCHANGE TRADED FUNDS (Cost $164,030,868)		180,672,148

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,550.00	$45,187,200	80	82,400
Expiration: 09/10/2024; Exercise Price: $5,525.00	45,187,200	80	71,600
Expiration: 09/11/2024; Exercise Price: $5,550.00	45,187,200	80	129,600
Expiration: 09/12/2024; Exercise Price: $5,550.00	45,187,200	80	146,000
Total Put Options			429,600
TOTAL PURCHASED OPTIONS (Cost $766,314)			429,600

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22%(d)	132,281	$132,281
TOTAL SHORT-TERM INVESTMENTS (Cost $132,281)		132,281
TOTAL INVESTMENTS - 100.0% (Cost $164,929,463)		$181,234,029
Other Assets in Excess of Liabilities - 0.0%(e)		83,353
TOTAL NET ASSETS - 100.0%		$181,317,382

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $136,454,326.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(45,187,200)	(80)	$(164,400)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(45,187,200)	(80)	(133,200)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(45,187,200)	(80)	(219,200)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(45,187,200)	(80)	(236,400)
Total Put Options			(753,200)
TOTAL WRITTEN OPTIONS (Premiums received $1,217,156)			$(753,200)

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$180,672,148	$ —	$ —	$180,672,148
Purchased Options	—	429,600	—	429,600
Money Market Funds	132,281	—	—	132,281
Total Investments	$180,804,429	$429,600	$—	$181,234,029
Liabilities:
Investments:
Written Options	$—	$(753,200)	$—	$(753,200)
Total Investments	$—	$(753,200)	$—	$(753,200)

The accompanying notes are an integral part of these financial statements.

7

Overlay Shares Municipal Bond ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
iShares National Muni Bond ETF(a)(b)	212,005	$22,826,579
TOTAL EXCHANGE TRADED FUNDS (Cost $23,470,135)		22,826,579

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,550.00	$5,648,400	10	10,300
Expiration: 09/10/2024; Exercise Price: $5,525.00	5,648,400	10	8,950
Expiration: 09/11/2024; Exercise Price: $5,550.00	5,648,400	10	16,200
Expiration: 09/12/2024; Exercise Price: $5,550.00	5,648,400	10	18,250
Total Put Options			53,700
TOTAL PURCHASED OPTIONS (Cost $95,789)			53,700

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22%(d)	14,013	$14,013
TOTAL SHORT-TERM INVESTMENTS (Cost $14,013)		14,013
TOTAL INVESTMENTS - 99.9% (Cost $23,579,937)		$22,894,292
Other Assets in Excess of Liabilities - 0.1%		16,280
TOTAL NET ASSETS - 100.0%		$22,910,572

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $8,505,069.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Overlay Shares Municipal Bond ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(5,648,400)	(10)	$(20,550)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(5,648,400)	(10)	(16,650)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(5,648,400)	(10)	(27,400)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(5,648,400)	(10)	(29,550)
Total Put Options			(94,150)
TOTAL WRITTEN OPTIONS (Premiums received $152,145)			$(94,150)

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)
100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$22,826,579	$ —	$ —	$22,826,579
Purchased Options	—	53,700	—	53,700
Money Market Funds	14,013	—	—	14,013
Total Investments	$22,840,592	$53,700	$—	$22,894,292
Liabilities:
Investments:
Written Options	—	(94,150)	—	(94,150)
Total Investments	$—	$(94,150)	$—	$(94,150)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

9

Overlay Shares Short Term Bond ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.6%
Vanguard Short-Term Corporate Bond ETF(a)(b)	550,174	$43,414,230
TOTAL EXCHANGE TRADED FUNDS (Cost $45,047,558)		43,414,230

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,550.00	$10,167,120	18	18,540
Expiration: 09/10/2024; Exercise Price: $5,525.00	10,731,960	19	17,005
Expiration: 09/11/2024; Exercise Price: $5,550.00	10,731,960	19	30,780
Expiration: 09/12/2024; Exercise Price: $5,550.00	10,731,960	19	34,675
Total Put Options			101,000
TOTAL PURCHASED OPTIONS (Cost $179,693)			101,000

	Shares	Value
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22%(d)	28,170	$28,170
TOTAL SHORT-TERM INVESTMENTS (Cost $28,170)		28,170
TOTAL INVESTMENTS - 99.9% (Cost $45,255,421)		$43,543,400
Other Assets in Excess of Liabilities - 0.1%		42,660
TOTAL NET ASSETS - 100.0%		$43,586,060

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $17,006,446.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Overlay Shares Short Term Bond ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)(b)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(10,167,120)	(18)	$(36,990)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(10,731,960)	(19)	(31,635)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(10,731,960)	(19)	(52,060)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(10,731,960)	(19)	(56,145)
Total Put Options			(176,830)
TOTAL WRITTEN OPTIONS (Premiums received $285,350)			$(176,830)

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)
100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$43,414,230	$ —	$ —	$43,414,230
Purchased Options	—	101,000	—	101,000
Money Market Funds	28,170	—	—	28,170
Total Investments	$43,442,400	$101,000	$—	$43,543,400
Liabilities:
Investments:
Written Options	$—	$(176,830)	$—	$(176,830)
Total Investments	$—	$(176,830)	$—	$(176,830)

The accompanying notes are an integral part of these financial statements.

11

Overlay Shares Small Cap Equity ETF
Schedule of Investments
August 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
iShares Core S&P Small-Cap ETF(a)(b)	104,188	$12,137,902
TOTAL EXCHANGE TRADED FUNDS (Cost $10,974,161)		12,137,902

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(c)
Put Options - 0.2%
CBOE S&P 500 Index
Expiration 09/09/2024; Exercise Price: $5,550.00	$2,824,200	5	5,150
Expiration 09/10/2024; Exercise Price: $5,525.00	2,824,200	5	4,475
Expiration 09/11/2024; Exercise Price: $5,550.00	2,824,200	5	8,100
Expiration 09/12/2024; Exercise Price: $5,550.00	2,824,200	5	9,125
Total Put Options			26,850
TOTAL PURCHASED OPTIONS (Cost $47,895)			26,850

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)
First American Government Obligations Fund - Class X, 5.22%(e)	4,407	$4,407
TOTAL SHORT-TERM INVESTMENTS (Cost $4,407)		4,407
TOTAL INVESTMENTS - 99.9% (Cost $11,026,463)		$12,169,159
Other Assets in Excess of Liabilities - 0.1%		13,245
TOTAL NET ASSETS - 100.0%		$12,182,404

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	All or a portion of this security is segregated as collateral for written options. The total market value of these securities segregated as collateral for written options is $3,428,479.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
The accompanying notes are an integral part of these financial statements.

12

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
August 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%(a)(b)
Put Options - (0.4)%
CBOE S&P 500 Index
Expiration: 09/09/2024; Exercise Price: $5,600.00	$(2,824,200)	(5)	$(10,275)
Expiration: 09/10/2024; Exercise Price: $5,575.00	(2,824,200)	(5)	(8,325)
Expiration: 09/11/2024; Exercise Price: $5,600.00	(2,824,200)	(5)	(13,700)
Expiration: 09/12/2024; Exercise Price: $5,600.00	(2,824,200)	(5)	(14,775)
Total Put Options			(47,075)
TOTAL WRITTEN OPTIONS (Premiums received $76,072)			$(47,075)

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$12,137,902	$ —	$ —	$12,137,902
Purchased Options	—	26,850	—	26,850
Money Market Funds	4,407	—	—	4,407
Total Investments	$12,142,309	$26,850	$—	$12,169,159
Liabilities:
Investments:
Written Options	$—	$(47,075)	$—	$(47,075)
Total Investments	$—	$(47,075)	$—	$(47,075)

The accompanying notes are an integral part of these financial statements.

13

Statements of Assets and Liabilities
August 31, 2024

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
ASSETS:
Investments, at value	$48,815,528	$18,607,686	$22,868,879	$181,234,029	$22,894,292
Deposit at broker for option contracts	212,993	84,562	6,928	771,790	104,935
Receivable for investments sold	149,627	54,410	—	544,098	68,012
Interest receivable	761	350	1,148	3,255	434
Total assets	49,178,909	18,747,008	22,876,955	182,553,172	23,067,673
LIABILITIES:
Written option contracts, at value	203,410	76,985	—	753,200	94,150
Payable for investments purchased	105,767	38,461	—	384,607	48,076
Payable to adviser	30,781	11,210	18,229	95,083	14,497
Payable for expenses and other liabilities	848	319	—	2,900	378
Total liabilities	340,806	126,975	18,229	1,235,790	157,101
NET ASSETS	$48,838,103	$18,620,033	$22,858,726	$181,317,382	$22,910,572
Net Assets Consists of:
Paid-in capital	$56,685,446	$17,027,412	$22,391,084	$165,162,911	$23,741,081
Total distributable earnings/ (accumulated losses)	(7,847,343)	1,592,621	467,642	16,154,471	(830,509)
Total net assets	$48,838,103	$18,620,033	$22,858,726	$181,317,382	$22,910,572
Net assets	$48,838,103	$18,620,033	$22,858,726	$181,317,382	$22,910,572
Shares issued and outstanding(a)	2,295,000	720,000	690,000	3,990,000	1,025,000
Net asset value per share	$21.28	$25.86	$33.13	$45.44	$22.35
Cost:
Investments, at cost	$55,170,542	$16,207,578	$20,000,078	$164,929,463	$23,579,937
Proceeds:
Written options premium	$326,305	$126,404	$—	$1,217,156	$152,145

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

Statements of Assets and Liabilities
August 31, 2024 (Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
ASSETS:
Investments, at value	$43,543,400	$12,169,159
Deposit at broker for option contracts	218,157	58,365
Receivable for investments sold	130,766	34,006
Interest receivable	905	222
Total assets	43,893,228	12,261,752
LIABILITIES:
Written option contracts, at value	176,830	47,075
Payable for investments purchased	95,721	24,729
Payable to adviser	33,572	7,356
Payable for expenses and other liabilities	1,045	189
Total liabilities	307,168	79,349
NET ASSETS	$43,586,060	$12,182,404
Net Assets Consists of:
Paid-in capital	$45,317,802	$11,163,225
Total distributable earnings/(accumulated losses)	(1,731,742)	1,019,179
Total net assets	$43,586,060	$12,182,404
Net assets	$43,586,060	$12,182,404
Shares issued and outstanding(a)	1,930,000	340,000
Net asset value per share	$22.58	$35.83
Cost:
Investments, at cost	$45,255,421	$11,026,463
Proceeds:
Written options premium	$285,350	$76,072

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

Statements of Operations
For the Year Ended August 31, 2024

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$1,636,088	$522,731	$887,567	$2,205,984	$517,679
Interest income	11,446	4,213	29,930	41,920	4,482
Total investment income	1,647,534	526,944	917,497	2,247,904	522,161
EXPENSES:
Investment advisory fee	348,916	124,635	415,582	1,120,947	134,662
Interest expense	5,593	2,367	40,795	17,625	2,184
Total expenses	354,509	127,002	456,377	1,138,572	136,846
Net investment income	1,293,025	399,942	461,120	1,109,332	385,315
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(3,279,017)	(600,861)	15,110,308	18,319,433	(1,066,979)
Written option contracts expired or closed	3,651,135	1,287,686	49,484	11,895,307	1,406,582
Net realized gain	372,118	686,825	15,159,792	30,214,740	339,603
Net change in unrealized appreciation/ (depreciation) on:
Investments	2,713,277	2,064,305	(6,121,979)	8,607,995	454,503
Written option contracts	122,237	49,040	(1,287)	461,891	57,815
Net change in unrealized appreciation/ (depreciation)	2,835,514	2,113,345	(6,123,266)	9,069,886	512,318
Net realized and unrealized gain	3,207,632	2,800,170	9,036,526	39,284,626	851,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,500,657	$3,200,112	$9,497,646	$40,393,958	$1,237,236

The accompanying notes are an integral part of these financial statements.

16

Statements of Operations
For the Year Ended August 31, 2024 (Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$1,996,503	$129,994
Interest income	15,193	2,650
Total investment income	2,011,696	132,644
EXPENSES:
Investment advisory fee	411,444	72,137
Interest expense	6,999	1,723
Total expenses	418,443	73,860
Net investment income	1,593,253	58,784
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(2,867,727)	(327,995)
Written option contracts expired or closed	4,098,878	755,184
Net realized gain	1,231,151	427,189
Net change in unrealized appreciation/(depreciation) on:
Investments	2,417,429	1,371,022
Written option contracts	107,682	28,737
Net change in unrealized appreciation/(depreciation)	2,525,111	1,399,759
Net realized and unrealized gain	3,756,262	1,826,948
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,349,515	$1,885,732

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Overlay Shares Core Bond ETF		Overlay Shares Foreign Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$1,293,025	$1,076,621	$399,942	$291,825
Net realized gain/(loss)	372,118	(3,117,557)	686,825	(1,004,141)
Net change in unrealized appreciation/ (depreciation)	2,835,514	1,007,489	2,113,345	2,198,625
Net increase/(decrease) in net assets from operations	4,500,657	(1,033,447)	3,200,112	1,486,309
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,293,025)	(1,076,621)	(399,942)	(291,825)
Return of capital	(1,256,472)	(1,397,413)	(381,063)	(391,558)
Total distributions to shareholders	(2,549,497)	(2,474,034)	(781,005)	(683,383)
CAPITAL TRANSACTIONS:
Creations	12,727,990	9,835,138	3,357,182	5,472,520
Redemptions	(15,246,009)	(21,556,487)	(3,926,026)	(551,547)
Net increase (decrease) in net assets from capital transactions	(2,518,019)	(11,721,349)	(568,844)	4,920,973
Net increase (decrease) in net assets	(566,859)	(15,228,830)	1,850,263	5,723,899
NET ASSETS:
Beginning of the year	49,404,962	64,633,792	16,769,770	11,045,871
End of the year	$48,838,103	$49,404,962	$18,620,033	$16,769,770
SHARES TRANSACTIONS
Creations	625,000	475,000	145,000	250,000
Redemptions	(755,000)	(1,050,000)	(175,000)	(25,000)
Total increase/(decrease) in shares outstanding	(130,000)	(575,000)	(30,000)	225,000

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets (Continued)

	Overlay Shares Hedged Large Cap Equity ETF		Overlay Shares Large Cap Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2023	2024	2024	2023
OPERATIONS:
Net investment income	$461,120	$588,458	$1,109,332	$1,750,290
Net realized gain/(loss)	15,159,792	(2,442,440)	30,214,740	12,709,721
Net change in unrealized appreciation/ (depreciation)	(6,123,266)	10,951,817	9,069,886	7,522,857
Net increase in net assets from operations	9,497,646	9,097,835	40,393,958	21,982,868
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(752,923)	(448,363)	(1,109,332)	(1,750,290)
Return of capital	(16,284)	—	(4,097,458)	(4,973,271)
Total distributions to shareholders	(769,207)	(448,363)	(5,206,790)	(6,723,561)
CAPITAL TRANSACTIONS:
Creations	34,346,349	78,559,785	176,351,447	25,081,212
Redemptions	(116,750,314)	(16,840,295)	(188,086,326)	(131,408,340)
Net increase (decrease) in net assets from capital transactions	(82,403,965)	61,719,490	(11,734,879)	(106,327,128)
Net increase (decrease) in net assets	(73,675,526)	70,368,962	23,452,289	(91,067,821)
NET ASSETS:
Beginning of the year	96,534,252	26,165,290	157,865,093	248,932,914
End of the year	$22,858,726	$96,534,252	$181,317,382	$157,865,093
SHARES TRANSACTIONS
Creations	1,115,000	3,075,000	4,375,000	775,000
Redemptions	(3,875,000)	(650,000)	(4,760,000)	(4,125,000)
Total increase/(decrease) in shares outstanding	(2,760,000)	2,425,000	(385,000)	(3,350,000)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets (Continued)

	Overlay Shares Municipal Bond ETF		Overlay Shares Short Term Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$385,315	$250,765	$1,593,253	$1,115,579
Net realized gain	339,603	47,961	1,231,151	55,672
Net change in unrealized appreciation/ (depreciation)	512,318	97,017	2,525,111	393,092
Net increase in net assets from operations	1,237,236	395,743	5,349,515	1,564,343
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(789,769)	(250,765)	(2,481,091)	(1,115,579)
Return of capital	(61,844)	(384,355)	(586,430)	(1,508,829)
Total distributions to shareholders	(851,613)	(635,120)	(3,067,521)	(2,624,408)
CAPITAL TRANSACTIONS:
Creations	10,535,498	4,848,670	59,238,700	12,363,260
Redemptions	(2,660,061)	(4,881,588)	(81,456,474)	(5,896,882)
Net increase (decrease) in net assets from capital transactions	7,875,437	(32,918)	(22,217,774)	6,466,378
Net increase (decrease) in net assets	8,261,060	(272,295)	(19,935,780)	5,406,313
NET ASSETS:
Beginning of the year	14,649,512	14,921,807	63,521,840	58,115,527
End of the year	$22,910,572	$14,649,512	$43,586,060	$63,521,840
SHARES TRANSACTIONS
Creations	475,000	225,000	2,700,000	575,000
Redemptions	(125,000)	(225,000)	(3,720,000)	(275,000)
Total increase in shares outstanding	350,000	—	(1,020,000)	300,000

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets (Continued)

	Overlay Shares Small Cap Equity ETF
	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment income	$58,784	$60,546
Net realized gain/(loss)	427,189	(2,583)
Net change in unrealized appreciation/(depreciation)	1,399,759	356,458
Net increase in net assets from operations	1,885,732	414,421
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(211,208)	(56,417)
Return of capital	(111,038)	(208,142)
Total distributions to shareholders	(322,246)	(264,559)
CAPITAL TRANSACTIONS:
Creations	3,866,712	—
Redemptions	(962,796)	—
Net increase in net assets from capital transactions	2,903,916	—
Net increase in net assets	4,467,402	149,862
NET ASSETS:
Beginning of the year	7,715,002	7,565,140
End of the year	$12,182,404	$7,715,002
SHARES TRANSACTIONS
Creations	120,000	—
Redemptions	(30,000)	—
Total increase in shares outstanding	90,000	—

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights
August 31, 2024

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(e)	Ratio of Interest Expenses to Average Net Assets(e)	Ratio of Expenses to Average Net Assets Excluding Interest(e)	Ratio of Net Investment Income to Average Net Assets(e)	Portfolio Turnover Rate
Overlay Shares Core Bond ETF
8/31/2024	$20.37	0.57	1.45	2.02	(0.57)	—	(0.54)	(1.11)	$21.28	10.33%	$48,838	0.76%	0.01%	0.75%	2.78%	11%
8/31/2023	$21.54	0.44	(0.59)	(0.15)	(0.42)	—	(0.60)	(1.02)	$20.37	−0.63%	$49,405	0.84%	0.09%	0.75%	2.13%	3%
8/31/2022	$26.40	0.26	(3.99)	(3.73)	(0.23)	(0.43)	(0.47)	(1.13)	$21.54	−14.56%	$64,634	0.77%	0.02%	0.75%	1.07%	6%
8/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)	—	(1.00)	$26.40	3.13%	$143,901	0.77%	0.02%	0.75%	1.03%	7%
8/31/2020(c)	$25.00	0.35	1.92	2.27	(0.62)	(0.04)	—	(0.66)	$26.61	9.22%	$113,744	0.76%	0.01%	0.75%	1.46%	5%
Overlay Shares Foreign Equity ETF
8/31/2024	$22.36	0.57	4.03	4.60	(0.57)	—	(0.53)	(1.10)	$25.86	21.15%	$18,620	0.76%	0.01%	0.75%	2.41%	12%
8/31/2023	$21.04	0.45	1.89	2.34	(0.48)	—	(0.54)	(1.02)	$22.36	11.35%	$16,770	0.80%	0.05%	0.75%	2.04%	117%
8/31/2022	$27.84	0.44	(6.04)	(5.60)	(0.54)	(0.14)	(0.52)	(1.20)	$21.04	−20.64%	$11,046	0.78%	0.03%	0.75%	1.79%	8%
8/31/2021	$24.13	0.33	4.39	4.72	(1.01)	—	—	(1.01)	$27.84	19.82%	$6,960	0.77%	0.02%	0.75%	1.28%	10%
8/31/2020(c)	$25.00	0.73	(0.73)	—	(0.80)	(0.05)	(0.02)	(0.87)	$24.13	−0.03%	$4,223	0.76%	0.01%	0.75%	3.42%	8%
Overlay Shares Hedged Large Cap Equity ETF
8/31/2024	$27.98	0.24	5.15	5.39	(0.23)	—	(0.01)	(0.24)	$33.13	19.37%	$22,859	0.82%	0.07%	0.75%	0.83%	21%
8/31/2023	$25.53	0.23	2.42	2.65	(0.15)	(0.05)	—	(0.20)	$27.98	10.49%	$96,534	0.90%	0.15%	0.75%	0.86%	5%
8/31/2022	$28.97	0.14	(3.46)	(3.32)	(0.12)	—	—	(0.12)	$25.53	−11.54%	$26,165	0.85%	0.10%	0.75%	0.51%	24%
8/31/2021(d)	$25.00	0.04	3.93	3.97	—	—	—	—	$28.97	15.89%	$12,313	0.81%	0.06%	0.75%	0.26%	13%
Overlay Shares Large Cap Equity ETF
8/31/2024	$36.08	0.29	10.39	10.68	(0.26)	—	(1.06)	(1.32)	$45.44	30.25%	$181,317	0.76%	0.01%	0.75%	0.74%	11%
8/31/2023	$32.22	0.32	4.73	5.05	(0.23)	—	(0.96)	(1.19)	$36.08	16.19%	$157,865	0.84%	0.09%	0.75%	0.98%	1%
8/31/2022	$39.21	0.23	(5.74)	(5.51)	(0.30)	(0.57)	(0.61)	(1.48)	$32.22	−14.53%	$248,933	0.77%	0.02%	0.75%	0.65%	5%
8/31/2021	$30.08	0.22	10.16	10.38	(0.87)	(0.38)	—	(1.25)	$39.21	35.36%	$200,959	0.77%	0.02%	0.75%	0.66%	6%
8/31/2020(c)	$25.00	0.20	5.15	5.35	(0.23)	(0.04)	—	(0.27)	$30.08	21.62%	$97,768	0.76%	0.01%	0.75%	0.85%	4%
Overlay Shares Municipal Bond ETF
8/31/2024	$21.70	0.47	1.23	1.70	(0.75)	(0.24)	(0.06)	(1.05)	$22.35	8.05%	$22,911	0.76%	0.01%	0.75%	2.15%	12%
8/31/2023	$22.11	0.39	0.18	0.57	(0.38)	—	(0.60)	(0.98)	$21.70	2.67%	$14,650	0.81%	0.06%	0.75%	1.77%	3%
8/31/2022	$26.37	0.25	(3.03)	(2.78)	(0.29)	(0.80)	(0.39)	(1.48)	$22.11	−11.02%	$14,922	0.77%	0.02%	0.75%	1.03%	5%
8/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)	—	(1.02)	$26.37	6.32%	$11,208	0.77%	0.02%	0.75%	1.19%	7%
8/31/2020(c)	$25.00	0.32	1.14	1.46	(0.61)	(0.05)	—	(0.66)	$25.80	5.92%	$29,020	0.76%	0.01%	0.75%	1.38%	4%
Overlay Shares Short Term Bond ETF
8/31/2024	$21.53	0.63	1.70	2.33	(0.75)	(0.22)	(0.31)	(1.28)	$22.58	11.23%	$43,586	0.76%	0.01%	0.75%	2.90%	13%
8/31/2023	$21.93	0.42	0.17	0.59	(0.44)	—	(0.55)	(0.99)	$21.53	2.81%	$63,522	0.81%	0.06%	0.75%	1.95%	3%
8/31/2022	$25.30	0.20	(2.52)	(2.32)	(0.27)	(0.30)	(0.48)	(1.05)	$21.93	−9.39%	$58,116	0.77%	0.02%	0.75%	0.85%	5%
8/31/2021(d)	$25.00	0.11	0.62	0.73	(0.43)	—	—	(0.43)	$25.30	2.95%	$42,372	0.77%	0.02%	0.75%	0.71%	3%

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights
August 31, 2024(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(e)	Ratio of Interest Expenses to Average Net Assets(e)	Ratio of Expenses to Average Net Assets Excluding Interest(e)	Ratio of Net Investment Income to Average Net Assets(e)	Portfolio Turnover Rate
Overlay Shares Small Cap Equity ETF
8/31/2024	$30.86	0.20	5.85	6.05	(0.31)	(0.42)	(0.35)	(1.08)	$35.83	20.16%	$12,182	0.77%	0.02%	0.75%	0.61%	9%
8/31/2023	$30.26	0.24	1.42	1.66	(0.23)	—	(0.83)	(1.06)	$30.86	5.75%	$7,715	0.82%	0.07%	0.75%	0.81%	2%
8/31/2022	$37.20	0.25	(5.77)	(5.52)	(0.34)	(0.34)	(0.74)	(1.42)	$30.26	−15.30%	$7,565	0.78%	0.03%	0.75%	0.74%	5%
8/31/2021	$24.27	0.08	13.83	13.91	(0.89)	(0.09)	—	(0.98)	$37.20	58.12%	$6,510	0.77%	0.02%	0.75%	0.25%	6%
8/31/2020(c)	$25.00	0.19	(0.68)	(0.49)	(0.18)	(0.06)	—	(0.24)	$24.27	−1.93%	$3,034	0.76%	0.01%	0.75%	0.90%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption may be balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)	Inception date of the Fund was September 30, 2019.
(d)	Inception date of the Fund was January 14, 2021.
(e)	Does not include income and expenses of investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

23

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024
1. ORGANIZATION
Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVS	U.S. small cap equity securities

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).
The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

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Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at Liquid Strategies, LLC (the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of August 31, 2024 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by

25

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2024, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At August 31, 2024, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to

26

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of August 31, 2024, the Funds’ derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the year ended August 31, 2024, were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF
Purchased Put Options	$213,889	$77,348	$1,418,644	$704,172
Written Put Options	(440,634)	(156,820)	(352,828)	(1,444,048)

	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$88,341	$247,087	$44,236
Written Put Options	(185,358)	(523,259)	(88,408)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of August 31, 2024:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Core Bond ETF	Purchased Options	$116,215	$—
	Written Options	—	203,410
Overlay Shares Foreign Equity ETF	Purchased Options	43,855	—
	Written Options	—	76,985
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	553,250	—
	Written Options	—	—
Overlay Shares Large Cap Equity ETF	Purchased Options	429,600	—
	Written Options	—	753,200
Overlay Shares Municipal Bond ETF	Purchased Options	53,700	—
	Written Options	—	94,150

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Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Short Term Bond ETF	Purchased Options	$101,000	$—
	Written Options	—	176,830
Overlay Shares Small Cap Equity ETF	Purchased Options	26,850	—
	Written Options	—	47,075

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended August 31, 2024:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Core Bond ETF	Equity Risk Contracts	$(2,006,580)	$3,651,135	$(85,889)	$122,237
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(715,492)	1,287,686	(34,727)	49,040
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(3,304,575)	49,484	176,103	(1,287)
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	(6,518,964)	11,895,307	(326,773)	461,891
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(799,054)	1,406,582	(41,225)	57,815
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(2,355,854)	4,098,878	(74,659)	107,682
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(412,632)	755,184	(20,416)	28,737

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”). Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

28

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

29

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Year Ended August 31, 2024
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,293,025	$—	$—	$1,256,472
Overlay Shares Foreign Equity ETF	399,942	—	—	381,063
Overlay Shares Hedged Large Cap Equity ETF	752,923	—	—	16,284
Overlay Shares Large Cap Equity ETF	1,109,332	—	—	4,097,458
Overlay Shares Municipal Bond ETF	170,702	381,247	237,820	61,844
Overlay Shares Short Term Bond ETF	1,992,905	—	488,186	586,430
Overlay Shares Small Cap Equity ETF	87,305	—	123,903	111,038

	Year Ended August 31, 2023
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,076,621	$—	$—	$1,397,413
Overlay Shares Foreign Equity ETF	291,825	—	—	391,558
Overlay Shares Hedged Large Cap Equity ETF	334,829	—	113,534	—
Overlay Shares Large Cap Equity ETF	1,750,290	—	—	4,973,271
Overlay Shares Municipal Bond ETF	4,538	246,227	—	384,355
Overlay Shares Short Term Bond ETF	1,115,579	—	—	1,508,829
Overlay Shares Small Cap Equity ETF	56,417	—	—	208,142

(1)	Ordinary income may include short-term capital gains.
At August 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Federal Tax Cost of Investments	$55,310,195	$16,119,692	$20,018,549	$164,012,089	$23,614,746	$45,068,486	$11,094,952
Gross Tax Unrealized Appreciation	$275,760	$2,472,774	$2,943,525	$16,977,996	$74,587	$94,264	$1,184,786
Gross Tax Unrealized Depreciation	(7,007,673)	(75,252)	(55,833)	(636,497)	(905,097)	(1,826,007)	(165,606)
Net Tax Unrealized Appreciation (Depreciation)	(6,731,913)	2,397,522	2,887,692	16,341,499	(830,510)	(1,731,743)	1,019,180
Other Accumulated Gain (Loss)	(1,115,430)	(804,901)	(2,420,050)	(187,028)	1	1	(1)
Total Distributable Earnings / (Accumulated Losses)	$(7,847,343)	$1,592,621	$467,642	$16,154,471	$(830,509)	$(1,731,742)	$1,019,179

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

30

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended August 31, 2024, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Core Bond ETF	$—	$ —
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	370,001	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

At August 31, 2024, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Core Bond ETF	$197,356	$918,076	Indefinite
Overlay Shares Foreign Equity ETF	—	804,902	Indefinite
Overlay Shares Hedged Large Cap Equity ETF	1,435,371	614,678	Indefinite
Overlay Shares Large Cap Equity ETF	47,160	139,867	Indefinite
Overlay Shares Municipal Bond ETF	—	—	Indefinite
Overlay Shares Short Term Bond ETF	—	—	Indefinite
Overlay Shares Small Cap Equity ETF	—	—	Indefinite

During the year ended August 31, 2024, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Core Bond ETF	$672,533	$1,008,541
Overlay Shares Foreign Equity ETF	172,942	419,183
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Large Cap Equity ETF	2,213,785	3,306,876
Overlay Shares Municipal Bond ETF	83,070	126,209
Overlay Shares Short Term Bond ETF	310,953	577,442
Overlay Shares Small Cap Equity ETF	112,120	86,907

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended August 31, 2024, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Overlay Shares Core Bond ETF	$1,058,877	$(1,058,877)
Overlay Shares Foreign Equity ETF	(137,211)	137,211
Overlay Shares Hedged Large Cap Equity ETF	(13,969,235)	13,969,235
Overlay Shares Large Cap Equity ETF	(23,160,287)	23,160,287
Overlay Shares Municipal Bond ETF	128,632	(128,632)
Overlay Shares Short Term Bond ETF	694,652	(694,652)
Overlay Shares Small Cap Equity ETF	(167,364)	167,364

31

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
6. INVESTMENT TRANSACTIONS
During the year ended August 31, 2024, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Core Bond ETF	$122,567	$(139,287)
Overlay Shares Foreign Equity ETF	194,863	(31,153)
Overlay Shares Hedged Large Cap Equity ETF	16,066,992	(2,097,757)
Overlay Shares Large Cap Equity ETF	25,543,470	—
Overlay Shares Municipal Bond ETF	15,334	(42,957)
Overlay Shares Short Term Bond ETF	317,631	(206,551)
Overlay Shares Small Cap Equity ETF	179,506	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended August 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$6,005,714	$5,333,879	$11,862,334	$14,684,660
Overlay Shares Foreign Equity ETF	2,076,819	1,970,064	3,351,283	3,915,096
Overlay Shares Hedged Large Cap Equity ETF	11,714,596	54,690,527	26,429,214	66,762,363
Overlay Shares Large Cap Equity ETF	17,576,056	16,781,245	175,702,014	187,555,638
Overlay Shares Municipal Bond ETF	2,151,852	2,466,045	10,281,903	1,991,328
Overlay Shares Short Term Bond ETF	7,947,020	6,867,232	57,343,738	80,362,141
Overlay Shares Small Cap Equity ETF	1,553,770	845,520	3,193,645	958,774

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. SUBSEQUENT EVENTS
On October 4, 2024, the Funds paid a distribution to shareholders of record on October 3, 2024, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Core Bond ETF	$0.30	$692,258
Overlay Shares Foreign Equity ETF	0.13	97,620
Overlay Shares Large Cap Equity ETF	0.38	1,544,548
Overlay Shares Municipal Bond ETF	0.27	287,402
Overlay Shares Short Term Bond ETF	0.36	697,962
Overlay Shares Small Cap Equity ETF	0.34	115,263

32

Overlay Shares ETFs
Notes to Financial Statements
August 31, 2024(Continued)
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

33

Overlay Shares ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Overlay Shares ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, Overlay Shares Short Term Bond ETF, and Overlay Shares Small Cap Equity ETF (the “Funds”), each a series of Listed Funds Trust, as of August 31, 2024, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Overlay Shares Core Bond ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Large Cap Equity ETF, Overlay Shares Municipal Bond ETF, and Overlay Shares Small Cap Equity ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021 and for the period from September 30, 2019 (commencement of operations) through August 31, 2020
Overlay Shares Hedged Large Cap Equity ETF and Overlay Shares Short Term Bond ETF	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022 and for the period from January 14, 2021 (commencement of operations) through August 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

34

Overlay Shares ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)
At meetings held on May 31, 2024 (the “May Meeting”) and June 4 and 5, 2024 (the “June Meeting” and together with the May Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of the Overlay Shares Large Cap Equity ETF, Overlay Shares Small Cap Equity ETF, Overlay Shares Foreign Equity ETF, Overlay Shares Hedged Large Cap Equity ETF, Overlay Shares Core Bond ETF, Overlay Shares Short Term Bond ETF and Overlay Shares Municipal Bond ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the June Meeting a representative from the Adviser provided the Board with an overview of its advisory business, including information about its investment personnel, financial resources, experience, investment processes, quality control and compliance program. The representative discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the Adviser’s presentation and the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board also considered the information about the Funds and the Adviser provided over the course of the prior year. The Board considered the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the June Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the Funds; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure. The Board also took note of the fact that the Adviser had recently hired a new chief compliance officer. The Board noted that it had received a copy of the Adviser’s Form ADV, as well as responses from the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s personnel, the firm’s cybersecurity policy, and the services to be provided by the Adviser.
In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to each Fund, such as monitoring adherence to the Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which the Fund achieved its investment objective.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended March 31, 2024, had been included

35

Overlay Shares ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided performance results for each Selected Peer Group.
Overlay Shares Large Cap Equity ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 TR Index, for each of the one-year, three-year and since inception periods. In addition, the Board noted that, for each of the one-year and three-year periods ended March 31, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year period and outperformed funds in the Selected Peer Group for the three-year period. The Board considered that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund but that the funds included in the Selected Peer Group were actively managed funds that invest in U.S. large cap equities and seek to add incremental income above a passive benchmark.
Overlay Shares Small Cap Equity ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P SmallCap 600 TR Index for each of the one-year, three-year and since inception periods. In addition, the Board noted that, for the one-year period ended March 31, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group, but underperformed the median return of its Peer Group and Category Peer Group for the three-year period. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund and that the funds included in the Selected Peer Group were actively managed U.S. small cap equities funds.
Overlay Shares Foreign Equity ETF: The Board noted that the Fund outperformed its broad-based benchmark, the MSCI AC World Index ex USA Net, for each of the one-year and three-year periods, but underperformed its broad-based benchmark for the since inception period. In addition, the Board noted that, for each of the one-year and three-year periods ended March 31, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the same one-year period and was within the range of returns for the Selected Peer Group for the three-year period. The Board considered that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund and that the funds included in the Selected Peer Group were actively managed foreign equities funds.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 TR Index, for each of the one-year, three-year and since inception periods. In addition, the Board noted that, for the one-year period ended March 31, 2024, the Fund outperformed the median return of its Peer Group but underperformed its Category Peer Group. The Board further noted that, for three-year period ended March 31, 2024, the Fund underperformed its Peer Group and Category Peer Group. The Board also noted that the Fund was within the range of returns for the funds in the Selected Peer Group for the same one-year and three-year periods.
Overlay Shares Core Bond ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg US Aggregate Bond Index, for each of the one-year, three-year and since inception periods. In addition, the Board noted that for each of the one-year and three-year periods ended March 31, 2024, the Fund outperformed the median return of its Peer Group but underperformed the median return of its Category Peer Group. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the same one-year period and was within the range of returns for the Selected Peer Group for the three-year period. The Board considered that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund and that the funds included in the Selected Peer Group were actively managed aggregate bond funds.
Overlay Shares Short Term Bond ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg US Corporate 1-5 Years Index, for each of the one-year, three-year and since inception periods. In addition, the Board noted that, for each of the one-year and three-year periods ended March 31, 2024, the Fund outperformed the median returns of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered

36

Overlay Shares ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund and that the funds included in the Selected Peer Group were actively managed short-term bond funds.
Overlay Shares Municipal Bond ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Bloomberg 1-15 Year Municipal Bond Index, for each of the one-year, three-year and since inception periods, as indicated in the quarterly performance materials. In addition, the Board noted that, for each of the one-year and three-year periods ended March 31, 2024, the Fund outperformed the median returns of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed the funds in the Selected Peer Group for the same one-year and three-year periods. The Board considered that, in the Adviser’s opinion, there were no competitors with a similar investment strategy as the Fund and that the funds included in the Selected Peer Group were actively managed municipal bond funds.
Cost of Services Provided and Profitability. The Board reviewed and compared the management fee for each Fund with those of its respective Peer Group and Category Peer Group as shown in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to the Funds.
Overlay Shares Large Cap Equity ETF: The Board noted that the management fee for the Fund was within the range of the Peer Group and lower than the average of the Category Peer Group. The Board also noted that the Fund’s management fee was at the top end of the range of the management fees for the Selected Peer Group.
Overlay Shares Small Cap Equity ETF: The Board noted that the management fee for the Fund was within the range of its Peer Group and was lower than the average of its Category Peer Group. The Board also noted that the Fund’s management fee was within the range of the expense ratios for the Selected Peer Group.
Overlay Shares Foreign Equity ETF: The Board noted that the management fee for the Fund was higher than the average of its Category Peer Group but was within the range of its Peer Group. The Board also noted that the Fund’s management fee was significantly higher than the funds in its Selected Peer Group.
Overlay Shares Hedged Large Cap Equity ETF: The Board noted that the management fee for the Fund was higher than the average of each of its Category Peer Group but lower than the median of its Category Peer Group and within the range of its Peer Group. The Board also noted that the Fund’s management fee was higher than the expense ratios for the Selected Peer Group.
Overlay Shares Core Bond ETF: The Board noted that the management fee for the Fund was higher than the average of its Category Peer Group but within the range of its Peer Group. The Board also noted that the Fund’s management fee was higher than the funds in its Selected Peer Group.
Overlay Shares Short-Term Bond ETF: The Board noted that the management fee for the Fund was higher than the average of each of its Category Peer Group but within the range of its Peer Group. The Board also noted that the Fund’s management fee was higher than the funds in its Selected Peer Group.
Overlay Shares Municipal Bond ETF: The Board noted that the management fee for the Fund was higher than the average of each of its Category Peer Group and outisde the range of the median of its Peer Group. The Board also noted that the Fund’s management fee was significantly higher than the funds in its Selected Peer Group. The Board took note, however, that the funds included in the Selected Peer Group were municipal bond funds that did not include a derivatives overlay as part of their strategies.

37

Overlay Shares ETFs
Board Consideration and Approval of Continuation of Advisory Agreement
(Unaudited)(Continued)
The Board accordingly noted that each Fund’s management fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would continue to monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. At the June Meeting, based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

38

Overlay Shares ETFs
Supplemental Information
(Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.lsfunds.com.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.lsfunds.com.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-866-704-6857, on the SEC’s website at www.sec.gov or by visiting the Funds’ website at www.lsfunds.com.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.lsfunds.com.
TAX INFORMATION
For the fiscal period ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Foreign Equity ETF	98.04%
Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%

For the fiscal year ended August 31, 2024, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Overlay Large Cap Equity ETF	0.03%

For the fiscal year ended August 31, 2024, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF	$781,005	$16,626

39

Investment Adviser:
Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, GA 30326
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Fund Accountant & Transfer Agent:
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202
Custodian:
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except those specified in the Funds’ Prospectus. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent SAI.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	11/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	11/6/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	11/6/2024

* Print the name and title of each signing officer under his or her signature